Virtus Bond Fund, Virtus Global Real Estate Fund, Virtus High Yield Fund,

Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 4, 2016 to the Prospectuses dated January 28, 2016, as supplemented

Important Notice

          The Supplement filed on November 2, 2016 is hereby rescinded.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/R6 (11/16)